Cash (Details Narrative) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash	$ 1,148,607	$ 268,409	$ 112,419	$ 7,830
Cash and cash equivalents include restricted cash	$ 4,165	$ 2,461